Income Taxes - Narratives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Deferred income taxes	$ 0	$ 0
Unamortized capitalized R&D expenses	12,490,000	5,310,000
Capitalized start-up costs	$ 21,950,000	$ 13,710,000
Capitalized start-up costs amortization term	180 months	180 months
Federal
Income Taxes
Operating loss carryforwards for federal income tax purposes	$ 11,022,000	$ 9,092,000
Operating loss carryforwards for federal income tax purposes, not subject to expiry	9,401,000	9,401,000
Federal | Research credit
Income Taxes
Federal research credit carryforwards	$ 1,420,000	$ 820,000